Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Jul. 18, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy regarding the timing of stock option grants coinciding with the release of material nonpublic information, we do not time the release of material nonpublic information for the purpose of affecting the value of any equity award. Equity grant recipients do not choose the grant date for their individual stock option grants. The grant date for equity awards to executive officers generally ties to the date of the meeting during which the Compensation Committee approves such awards. Except with respect to appointment grants or one-off special grants, the Compensation Committee’s practice is to grant options to the Company’s executive officers on a regular schedule, with annual grants typically occurring during the first quarter of the fiscal year.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (1)

Keith W. Pfeil	7/18/25	40,000	$56.34	$836,642	(5.9)%
Kyle R. Kline	7/18/25	20,909	$56.34	$437,334	(5.9)%
(1)Based on a closing stock price of $56.34 on July 18, 2025, the trading day immediately prior to the disclosure of material nonpublic information, and a closing stock price of $53.01 on July 22, 2025, the trading day immediately following the disclosure.

Award Timing Method	The grant date for equity awards to executive officers generally ties to the date of the meeting during which the Compensation Committee approves such awards. Except with respect to appointment grants or one-off special grants, the Compensation Committee’s practice is to grant options to the Company’s executive officers on a regular schedule, with annual grants typically occurring during the first quarter of the fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we do not have a formal policy regarding the timing of stock option grants coinciding with the release of material nonpublic information, we do not time the release of material nonpublic information for the purpose of affecting the value of any equity award.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/sh)	Grant date fair value of the award
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information (1)

Keith W. Pfeil	7/18/25	40,000	$56.34	$836,642	(5.9)%
Kyle R. Kline	7/18/25	20,909	$56.34	$437,334	(5.9)%
(1)Based on a closing stock price of $56.34 on July 18, 2025, the trading day immediately prior to the disclosure of material nonpublic information, and a closing stock price of $53.01 on July 22, 2025, the trading day immediately following the disclosure.

Keith W. Pfeil [Member]
Awards Close in Time to MNPI Disclosures
Name		Keith W. Pfeil
Underlying Securities | shares		40,000
Exercise Price | $ / shares		$ 56.34
Fair Value as of Grant Date | $		$ 836,642
Underlying Security Market Price Change		(0.059)
Kyle R. Kline [Member]
Awards Close in Time to MNPI Disclosures
Name		Kyle R. Kline
Underlying Securities | shares		20,909
Exercise Price | $ / shares		$ 56.34
Fair Value as of Grant Date | $		$ 437,334
Underlying Security Market Price Change		(0.059)